Right of Use Asset and Operating Lease Liability - Schedule of components of lease costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Variable lease costs (CPI adjustments)	$ 291	$ 194
Operating lease costs:
Depreciation of leased assets	1,981	1,784
Interest on lease liabilities	221	308
Total lease costs	$ 2,494	$ 2,286